Goodwill and other intangible assets - Customer Relationship Intangible Assets (Details) - Customer Relationships - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Cost	$ 169,085	$ 169,085
Accumulated amortization	(107,673)	(103,093)
Net carrying amount	61,412	65,992
Bermuda
Finite-Lived Intangible Assets [Line Items]
Cost	29,785	29,785
Accumulated amortization	(22,156)	(20,727)
Net carrying amount	7,629	9,058
Cayman
Finite-Lived Intangible Assets [Line Items]
Cost	16,517	16,517
Accumulated amortization	(11,068)	(9,967)
Net carrying amount	5,449	6,550
Channel Islands and the UK
Finite-Lived Intangible Assets [Line Items]
Cost	97,860	97,860
Accumulated amortization	(69,113)	(67,760)
Net carrying amount	28,747	30,100
Other
Finite-Lived Intangible Assets [Line Items]
Cost	24,923	24,923
Accumulated amortization	(5,336)	(4,639)
Net carrying amount	$ 19,587	$ 20,284